INCOME TAX (Schedule of Tax Losses Expiry Dates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [line items]
Non capital losses	$ 164,040	$ 174,195
Canada
Income Taxes [line items]
Non capital losses	$ 206,070	$ 200,452
Canada | Bottom of range
Income Taxes [line items]
Year of Expiry	2026	2025
Canada | Top of range
Income Taxes [line items]
Year of Expiry	2045	2044
Mexico
Income Taxes [line items]
Non capital losses		$ 22,997
Mexico | Bottom of range
Income Taxes [line items]
Year of Expiry	2026	2025
Mexico | Top of range
Income Taxes [line items]
Year of Expiry	2035	2034